Intangible Assets, Net	9 Months Ended
Sep. 30, 2016
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7:-	INTANGIBLE ASSETS, NET

Intangible assets are comprised of the following:

	September 30,	December 31,
	2016	2015
	Unaudited
Original amount:
Acquired technology	$1,566	$1,566
Customer relationships	2,614	-
Non-competition agreement	265	-
	4,445	1,566
Accumulated amortization:
Acquired technology	713	543
Customer relationships	130	-
Non-competition agreement	16	-
	859	543
Other intangible assets ,net:
Acquired technology	853	1,023
Customer relationships	2,484	-
Non-competition agreement	249	-

	$3,586	$1,023

The estimated future amortization expense of other intangible assets as of September 30, 2016 for the years ending:

Year ending December 31,
2016	$201
2017	689
2018	689
2019	689

Thereafter	1,318

$3,586